Goodwill - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023	Oct. 01, 2023
Global
Disclosure of information for cash-generating units [line items]
Amount of recoverable amount exceeds carrying amount		$ 256.4
Terminal operating margins		10.50%
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		150
Global
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		10.10%		10.80%
Canada
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		8.70%		8.90%
United States
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		9.40%		9.50%
Top of range
Disclosure of information for cash-generating units [line items]
Percentage of growth rate	2.50%		3.50%